Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	$ 0		$ 0		$ 0	$ 173
Current Portion of Long-Term Debt	0		0		0	192
Long-Term Portion of Long-Term Debt	7,156		7,156		7,156	7,342
Less: Cash and Cash Equivalents	(1,901)	$ (3,104)	(1,901)	$ (3,104)	(1,901)	(3,093)	$ (2,563)	$ (3,154)	$ (2,227)
Net Debt	5,255		5,255		$ 5,255	$ 4,614
Net Earnings (Loss)	1,286	820	2,996	2,996
Add (Deduct):
Foreign Exchange (Gain) Loss, Net	157	(73)	(196)	81
(Gain) Loss on Divestiture of Assets	(106)	(17)	(109)	(121)
Re-measurement of Contingent Payments	0	0	0	30
Other (Income) Loss, Net	(22)	$ (28)	(54)	$ (158)
Net Debt to Adjusted EBITDA (times)					60.00%	50.00%
Rolling Twelve Month Basis
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	0		0		$ 0	$ 173
Current Portion of Long-Term Debt	0		0		0	192
Long-Term Portion of Long-Term Debt	7,156		7,156		7,156	7,342
Total Debt	7,156		7,156		7,156	7,707
Less: Cash and Cash Equivalents	(1,901)		(1,901)		(1,901)	(3,093)
Net Debt	$ 5,255		$ 5,255		5,255	4,614
Net Earnings (Loss)					3,142	3,142
Add (Deduct):
Finance Costs, Net					524	514
Income Tax Expense (Recovery)					485	929
Depreciation, Depletion and Amortization					5,045	4,871
Exploration and Evaluation Asset Write-downs					(3)	37
(Income) Loss From Equity-Accounted Affiliates					(63)	(66)
Unrealized (Gain) Loss on Risk Management					(84)	12
Foreign Exchange (Gain) Loss, Net					185	462
(Gain) Loss on Divestiture of Assets					(107)	(119)
Re-measurement of Contingent Payments					0	30
Other (Income) Loss, Net					49	(55)
Adjusted EBITDA					$ 9,173	$ 9,757